Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2024
Warrant Liability [Abstract]
Schedule of Key Inputs into the Black-Scholes Model	The key inputs into the Black-Scholes model were as follows at their following measurement dates:
Schedule of Black-Scholes model	December 31, 2023	December 31, 2023	June 30, 2024	June 30, 2024
	USD	RMB	USD	RMB
Input
Share price	0.91	6.45	16.31	116.24
Risk-free interest rate	3.95%	3.95%	4.50%	4.50%
Volatility	5.70%	5.70%	5.70%	5.70%
Exercise price	11.50	81.45	115.00	819.58
Warrant life (yr)	3.92	3.92	3.42	3.42